ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 — ORGANIZATION AND NATURE OF BUSINESS

First Breach (the “Company”) was originally formed as a limited liability company named First Breach, LLC under the laws of the State of Maryland on April 9, 2018, and subsequently converted to a corporation named First Breach, Inc. (“First Breach”) incorporated under the laws of the State of Delaware on October 22, 2021.

The Company is a match-grade ammunition component manufacturer offering brass cups, brass casings, full-metal-jacket projectiles, lead projectile cores, and lead wire. Equipped with numerous quality control checks, the Company offers match-grade, SAAMI-specification products. Customers will have the ability to order custom head-stamped casings as well as a wide range of grain-size options for projectiles. The majority of customers are resellers and direct-to-consumers primarily within the United States.

The Company is also developing unmanned aerial systems (“UAS”) capabilities through a joint venture with ideaForge Technology Inc. formed on September 23, 2025, First Forge Technologies Inc., which was organized to develop, produce and sell drone platforms for defense, homeland security and commercial applications using domestic manufacturing and supply chain capabilities. On May 1, 2026, the Company also entered into a Master Services Agreement with Hellbender, Inc. for the design, engineering and prototyping of two Class 1 attritable first-person-view drone platforms,of which First Breach will own the design and related intellectual property of the UAS. The Company’s UAS activities are in the development stage and have not generated any revenue.

The Company is dedicated to building upon its industry experience while emphasizing placing integrity first along with competitive pricing, building customer relations, and utilizing quality raw materials.

NOTE 1 — ORGANIZATION AND NATURE OF BUSINESS

First Breach (“The Company” ) was originally formed as a limited liability company named First Breach, LLC under the laws of the State of Maryland on April 9, 2018 and subsequently converted to a corporation named First Breach, Inc. (“First Breach”) incorporated under the laws of the State of Delaware on October 22, 2021.

The Company is a match-grade ammunition component manufacturer offering brass cups, brass casings, full-metal-jacket projectiles, lead projectile cores, and lead wire. Equipped with numerous quality control checks, the Company offers match-grade, SAAMI-specification products. Customers will have the ability to order custom head-stamped casings as well as a wide range of grain-size options for projectiles. The majority of customers are resellers and direct-to-consumers primarily within the United States.

The Company is dedicated to building upon its industry experience while emphasizing placing integrity first along with competitive pricing, building customer relations, and utilizing quality raw materials.